Preferred And Common Stock	12 Months Ended
Dec. 31, 2010
Preferred And Common Stock[Abstract]
Preferred And Common Stock

Note 9—Preferred and Common Stock

Preferred Stock

As of December 31, 2009, the authorized preferred stock shares were 40,000,000, par value $0.01 per share, stated value $100.00 per share. At December 31, 2010, the Company has authorized 125,000,000 shares of preferred stock, par value $0.01 per share, none of which are outstanding.

On January 28, 2008, our Board of Directors adopted a resolution authorizing the creation and issuance of a series of preferred stock known as the Non-Voting Perpetual Preferred Stock. The number of shares constituting such series was 20,000,000.

On a quarterly basis, each share of Non-Voting Perpetual Preferred Stock accrued dividends at a rate of 15.0% per annum, compounded quarterly. Dividends were to be paid in cash, when, if, and as declared by the Board of Directors, subject to approval by the appropriate regulators and were cumulative. As of December 31, 2009, such dividends were in arrears $652.6 million. Non-Voting Perpetual Preferred Stock could be converted into non-voting common stock on a pro rata basis with the consent of the holders of a majority of the Non-Voting Perpetual Preferred Stock. Neither the Non-Voting Perpetual Preferred Stock nor the non-voting common stock had any voting rights.

Upon written notice from the holders of the majority of the outstanding Non-Voting Perpetual Preferred Stock, the Company was to convert each share of Non-Voting Perpetual Preferred Stock into the number of shares of non-voting common stock equal to the stated value plus accumulated dividends, divided by the fair market value of the non-voting common stock as determined by the Board. At December 31, 2009, the conversion rate was equal to 3.99 non-voting common shares per each share of Non-Voting Perpetual Preferred Stock.

In February 2010, the Board of Directors approved revisions to the Certificate of Designation for the Non-Voting Perpetual Preferred Stock to eliminate dividends (including all existing accrued but unpaid dividends totaling $717.2 million at the revision approval date) and to specify that the conversion right of the Non-Voting Perpetual Preferred Stock be at the original value of the Company's non-voting common stock. In March 2010, Hamlet Holdings LLC (the then holder of all of the Company's voting common stock) and holders of a majority of our Non-Voting Perpetual Preferred Stock approved the revisions to the Certificate of Designation. Also in March 2010, the holders of a majority of our Non-Voting Perpetual Preferred Stock voted to convert all of the non-voting preferred stock to non-voting common stock at the revised conversion rate (the "Conversion").

During 2009, we paid approximately $1.7 million to purchase 18,932 shares of our outstanding preferred stock from former employees. During 2010, prior to the Conversion, we paid approximately $0.1 million to purchase 1,642 shares of our outstanding preferred stock from former employees. In connection with the Conversion, all shares of Non-Voting Perpetual Preferred Stock in the treasury were converted to non-voting common stock and are recorded as treasury shares.

Common Stock

As of December 31, 2009, the authorized common stock of the Company totaled 80,000,020 shares, consisting of 20 shares of voting common stock, par value $0.01 per share and 80,000,000 shares of non-voting common stock, par value $0.01 per share. During 2009, we paid approximately $1.3 million to purchase 38,706 shares of our outstanding common stock from former employees. Such shares were recorded as treasury shares as of December 31, 2009.

As disclosed above, in March 2010, the holders of our voting common stock and a majority of the holders of our Non-Voting Perpetual Preferred Stock voted to convert all of the Non-Voting Perpetual Preferred Stock to non-voting common stock. As a result of the Conversion, the Company issued 19,935,534 additional shares of non-voting common stock.

On November 22, 2010, the Company amended its Certificate of Incorporation to (i) convert each share of the economic non-voting common stock into one share of newly-created economic voting common stock, par value $0.01 per share and (ii) cancel each share of non-economic voting common stock (together, the "Reclassification"). As a result of the amendment, and as of December 31, 2010, the total number of shares of capital stock which the Company shall have authority to issue is 1,375,000,000 shares of capital stock, consisting of 1,250,000,000 shares of voting economic common stock, par value $.01 per share and 125,000,000 shares of preferred stock, par value $.01 per share. The holders of common stock shall be entitled to one vote per share on all matters to be voted on by the stockholders of the Company. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, holders of common stock shall receive a pro-rata distribution of any remaining assets after payment of or provision for liabilities and the liquidation preference on preferred stock, if any.

As previously described in Note 7, "Debt", on November 23, 2010, affiliates of each of Apollo, TPG and Paulson exchanged certain notes for shares of common stock, whereby they each received 10 shares of common stock per $1,000 principal amount of notes they tendered. Accrued and unpaid interest on the notes held by affiliates of each of Apollo and TPG was also paid in shares of common stock at the same exchange ratio. The above exchange resulted in the issuance of 11,270,331 shares of common stock.

During 2010, we paid approximately $1.5 million to purchase 24,777 shares of our outstanding common stock from former employees. Such shares were recorded as treasury shares as of December 31, 2010.